TAXATION - Unrecognized Tax Benefits (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
TAXATION
Balance at beginning of year	¥ 62,584	$ 9,821	¥ 1,722
Reversal based on tax positions related to prior years	(170)	(27)	(629)
Additions based on tax positions related to the current year	2,440	382	61,491
Balance at end of year	¥ 64,854	$ 10,176	¥ 62,584